Convertible Instruments and Accrued Interest - Convertible Note - April 2, 2021 Note and April 23, 2021 Note Extensions (Details) - USD ($) $ in Millions	Apr. 10, 2023	Apr. 23, 2021	Apr. 02, 2021
April 2, 2021 Note and April 23, 2021 Note Extensions
Debt Instrument
Debt instrument, extended term	2 years
Extension fees percentage	2.50%
Convertible Note - April 2, 2021 Note
Debt Instrument
Debt instrument, extended term			2 years
Debt instrument increase in debt	$ 0.3
Convertible Note - April 23, 2021 Note
Debt Instrument
Debt instrument, extended term		2 years
Debt instrument increase in debt	$ 0.9